Post-employment Benefits - Fair value of plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-employment pension plans.
Beginning of year	$ 1,468,112	$ 962,497
Return on plan assets	84,973	112,788
Contributions	600
Benefits paid	23,200	541
End of year	2,080,651	1,468,112
Pensions
Post-employment pension plans.
Beginning of year	1,288,784
Contributions	600
End of year	1,724,801	1,288,784
Seniority Premiums
Post-employment pension plans.
Beginning of year	179,328
End of year	355,850	179,328
Plan assets
Post-employment pension plans.
Beginning of year	(1,379,496)	(1,515,030)
Return on plan assets	84,973	112,788
Contributions	600
Remeasurement on plan assets	(71,336)	(33,389)
Benefits paid	(197,984)	(214,933)
End of year	(1,195,749)	(1,379,496)
Plan assets | Pensions
Post-employment pension plans.
Beginning of year	(1,051,076)
Return on plan assets	63,478
Contributions	600
Remeasurement on plan assets	(51,288)
Benefits paid	(154,542)
End of year	(909,324)	(1,051,076)
Plan assets | Seniority Premiums
Post-employment pension plans.
Beginning of year	(328,420)
Return on plan assets	21,495
Remeasurement on plan assets	(20,048)
Benefits paid	(43,442)
End of year	$ (286,425)	$ (328,420)